Related Party Transactions - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee			0.250		0.25
Annual fee cap			0.15		15
Privately-held Investments, trading	$ 341.2		$ 341.2		$ 475.0	$ 533.0
Other investments, at fair value	204.7		204.7		209.3	221.3
Net investment income	79.6	$ 77.9	238.9	$ 207.3	275.7	188.1	$ 147.5
Accrued expenses and other payables	248.4		248.4		214.4	201.8
Realized and unrealized investment gains (losses)	22.0	11.3	48.8	47.4	75.9	5.0	56.2
Fixed income securities, trading at fair value	1,281.3		1,281.3		1,485.7	1,475.5
Other expenses					0.0	20.1	10.8
General and administrative expenses	99.4	87.3	297.5	256.3	354.5	386.5	333.1
Asset Management Arrangement
Related Party Transaction [Line Items]
Net investment income					9.4	4.9	5.8
Accrued expenses and other payables					2.1	4.5
Management Consulting Agreement
Related Party Transaction [Line Items]
General and administrative expenses					5.0	5.0	$ 5.0
Apollo Real Estate Fund
Related Party Transaction [Line Items]
Realized and unrealized investment gains (losses)	0.0	0.2	0.1	0.6	0.4	3.1
Beneficial owner
Related Party Transaction [Line Items]
Accounts payable, current	1.2		1.2		1.2	2.0
Apollo Real Estate Fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value	20.1		20.1		23.9	25.3
Funds managed by Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value	38.5		38.5		39.8	38.0
Apollo Notes, SPV
Related Party Transaction [Line Items]
Privately-held investment, losses incurred	1.6	1.3	4.2	3.7	5.5	(0.4)
Apollo Notes, SPV | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments, trading	68.3		68.3		82.2	44.8
CLOs
Related Party Transaction [Line Items]
Net investment income	1.0	4.6	9.6	13.8	17.4	0.0
Other expenses					0.5
CLOs | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Fixed income securities, trading at fair value					129.8	0.0
Middle Market Term Loans managed by a subsidiary of Apollo
Related Party Transaction [Line Items]
Net investment income		$ 0.4	0.6	$ 2.5	5.8	0.0
Realized and unrealized investment gains (losses)	(1.6)
Other expenses					0.2
Middle Market Term Loans managed by a subsidiary of Apollo | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Fixed income securities, trading at fair value	7.1		$ 7.1		45.1	0.0
Management Consulting Agreement
Related Party Transaction [Line Items]
Accrued expenses and other payables					$ 1.2	$ 1.3
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management			1.00%		1.00%
Dollar amount option to percentage fee	$ 5.0		$ 5.0		$ 5.0